FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Total equity	$ 55,590	$ 51,344	$ 40,237	$ 40,483
Net debt	$ 2,236	$ 4,030
Gearing (in percent)	4.00%	7.80%